ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

October 27, 2021	Angela Jaimes T +1 617 951 7591 Angela.Jaimes@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	JOHCM Funds Trust (the “Registrant”)

(Registration Nos. 333-249784 and 811-23615)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of prospectus and statement of additional information used with respect to TSW Emerging Markets Fund, TSW High Yield Bond Fund, and TSW Large Cap Value Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 4 to the Registrant’s Registration Statement (“Amendment No. 4”), and (b) that Amendment No. 4 was filed electronically.

If you have any questions concerning this filing, please call me at (617) 951-7591.

Sincerely,

/s/ Angela Jaimes
Angela Jaimes